Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Cash provided by (used in):
Net income	$ 34,232	$ 29,683
Adjustments to determine net cash flows:
Provision for (recovery of) credit losses	(112)	793
Stock-based compensation	276	727
Income tax provision	12,485	11,046
Interest income	(212,181)	(163,245)
Interest expense	134,427	89,433
Amortization	1,792	1,348
Accretion of discount on securities	(95)	(126)
Foreign exchange rate change on assets and liabilities	(8,272)	(667)
Interest received	207,137	157,430
Interest paid	(129,261)	(68,786)
Income taxes paid	(15,568)	(13,276)
Loans	(193,956)	(664,618)
Deposits	282,909	651,238
Change in other assets and liabilities	5,609	33,997
Cash flows from (used in) operating activities	119,422	64,977
Sale (purchase) of securities (note 19)	14,130	(42,155)
Purchase of property and equipment	(18,681)	(350)
Cash flows from (used in) investing activities	(4,551)	(42,505)
Financing:
Purchase and cancellation of common shares	0	(13,292)
Redemption of subordinated notes payable	(5,000)	0
Dividends paid	(2,691)	(2,703)
Repayment of lease obligations	(541)	(527)
Cash flows from (used in) financing activities	(8,232)	(16,522)
Change in cash	106,639	5,950
Effect of exchange rate changes on cash	9,102	(6,805)
Cash, beginning of the period	132,242	88,581
Cash, end of the period	$ 247,983	$ 87,726